Notes Receivable, Net - Schedule of Movement of Allowance for Expected Credit Losses (Details) - USD ($)	6 Months Ended	9 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Schedule of Movement of Allowance for Expected Credit Losses [Abstract]
Beginning balance	$ 220,503
Cumulative-effect adjustment of adoption of CECL		116,097
(Reversal)/Addition	(67,435)	97,214
Exchange difference	(7,024)	7,192
Ending balance	$ 146,044	$ 220,503